Capital and Reserves (Details Narrative) - CAD ($)			12 Months Ended
	Dec. 29, 2017	Dec. 27, 2017	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
DisclosureOfCapitalAndReservesLineItems [Line Items]
Issuance of private placement, shares		417,148
Common shares price per share		$ 1.10
Gross proceeds		$ 458,863
Reverse stock split, description	On December 29, 2017, the Company announced consolidation (the “Consolidation”) of its common shares on the basis of one (1) post-Consolidation common share for every ten (10) pre-Consolidation common shares effective on January 2, 2018.
Share Purchase Option Plan [Member]
DisclosureOfCapitalAndReservesLineItems [Line Items]
Maximum number outstanding common shares, percentage			10.00%
weighted average contractual remaining life			0 years	0 years	5 months 20 days
Share Purchase Option Plan [Member] | Top of range [Member]
DisclosureOfCapitalAndReservesLineItems [Line Items]
Share purchase options, description			Share purchase options may have a maximum term of up to five years and typically terminate 90 days following the termination of the optionee's employment or engagement, except in the case of retirement or death.